EQUITY ACCOUNTED INVESTMENTS - Change in Investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Investments accounted for using equity method [abstract]
Balance at beginning of year	$ 2,325	$ 2,154
Additions (cash and non-cash)	653	372
Dispositions	(159)	(29)
Share of net income (loss)	42	90	$ 132
Share of other comprehensive income (loss)	12	(13)
Distributions received	(409)	(206)
Foreign currency translation and other	30	(43)
Balance at end of year	$ 2,494	$ 2,325	$ 2,154